Fees Summary	Aug. 31, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 10,000.00
Previously Paid Amount	0.00
Total Fee Amount	1.38
Total Offset Amount	0.00
Net Fee	$ 1.38
Narrative - Max Aggregate Offering Amount | shares	10,000
Final Prospectus	true